Assets held for sale and discontinued operations - Summary of Statement of Comprehensive Income for discontinued operations (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of analysis of other comprehensive income by item [line items]
Profit after tax from discontinued operations	£ 74	£ 5,083	£ 171
Items from discontinued operations that will never be reclassified to profit or loss:
Remeasurement (losses)/gains on pension assets and post-retirement benefit obligations	(218)	(1,362)	2,172
Tax on items that will never be reclassified to profit or loss	59	341	(496)
Total items from continuing operations that will never be reclassified to profit or loss	(196)	(1,011)	1,687
Items from discontinued operations that may be reclassified subsequently to profit or loss:
Net gains in respect of cash flow hedges	240	0	(57)
Net gains/(losses) in respect of cost of hedging	26	(16)	1
Net gains on investments in debt instruments measured at fair value through other comprehensive income	21	(25)	(11)
Tax on items that may be reclassified subsequently to profit or loss	(66)	11	15
Total items from continuing operations that may be reclassified subsequently to profit or loss	(114)	684	579
Other comprehensive income (loss) for the year	(300)	(554)	2,477
Total comprehensive income/(loss) for the year	1,991	7,243	4,831
Discontinued operations
Disclosure of analysis of other comprehensive income by item [line items]
Profit after tax from discontinued operations	74	5,083	171
Items from discontinued operations that will never be reclassified to profit or loss:
Remeasurement (losses)/gains on pension assets and post-retirement benefit obligations	0	(313)	309
Net losses on financial liability designated at fair value through profit and loss attributable to changes in own credit risk	0	0	(1)
Tax on items that will never be reclassified to profit or loss	0	78	(94)
Total items from continuing operations that will never be reclassified to profit or loss	0	(235)	214
Items from discontinued operations that may be reclassified subsequently to profit or loss:
Net gains in respect of cash flow hedges	0	6	1
Net gains/(losses) in respect of cost of hedging	0	4	(4)
Net gains on investments in debt instruments measured at fair value through other comprehensive income	13	0	0
Tax on items that may be reclassified subsequently to profit or loss	(3)	(2)	0
Total items from continuing operations that may be reclassified subsequently to profit or loss	10	8	(3)
Other comprehensive income (loss) for the year	10	(227)	211
Total comprehensive income/(loss) for the year	£ 84	£ 4,856	£ 382